Corporate income tax and deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate income tax expense for the year and the applicable tax rate [Line Items]
Profit (loss) before income taxes	€ 1,070	€ 3,621	€ 610
Income tax expense (income), income taxes	(60)	145	115
Continuing operations of the group [Member]
Corporate income tax expense for the year and the applicable tax rate [Line Items]
Profit (loss) before income taxes	1,070	3,621	610
Adjustments to profit loss from results of associates	(258)	(239)	(215)
Adjustments to pass through tax regulations for the USA and Canada	(172)	(147)	(93)
Divestments completed during the year	(275)	(2,814)	0
Adjusted profit or loss before tax on continuing operations	365	421	302
Theoretical income tax expense	(94)	(109)	(78)
Adjustments for non taxable income due to the use of tax loss carryforwards	119	(16)	(5)
Ruling related to Royal Decree-Law 3/2016 (Spain)	0	31	0
Adjustment for Witholding tax	(3)	(36)	(73)
Adjustments for other theoretical income tax	38	(15)	40
Income tax expense (income), income taxes	€ 60	€ 145	€ 115
Applicable tax rate	(5.60%)	(4.00%)	(18.80%)